Fees Summary	Jan. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 797,576,000.00
Previously Paid Amount	0.00
Total Fee Amount	110,145.25
Total Offset Amount	0.00
Net Fee	110,145.25
Narrative - Max Aggregate Offering Price	$ 797,576,000.00
Final Prospectus	true